Subsidiaries - Schedule of Financial Information of Subsidiaries (Detail) - TRY (₺) ₺ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of subsidiaries [line items]
Current assets	₺ 18,337,109	₺ 14,069,106
Non-current assets	24,428,166	19,913,363
Current liabilities	11,740,048	9,223,843
Non-current liabilities	14,971,673	9,713,538
Equity attributable to owners	15,921,744	14,989,161
Revenue	21,292,475	17,632,064	₺ 14,285,561
Profit for the year	2,177,335	2,037,759	1,543,803
Other comprehensive income/(loss) for the year	377,238	(10,140)	103,625
Dividend paid to non-controlling interests	58,778	60,222	51,416
Net cash inflow from operating activities	5,829,854	3,101,266	607,137
Net cash inflow from investing activities	(4,535,569)	(3,304,648)	(2,976,708)
Net cash outflow from financing activities	(534,383)	(1,566,743)	4,839,031
Effects of foreign exchange rate fluctuations on cash and cash equivalents	1,947,004	430,106	₺ 664,096
Inteltek [member]
Disclosure of subsidiaries [line items]
Current assets	403,427	223,119
Non-current assets	9,043	9,290
Current liabilities	115,080	125,286
Non-current liabilities	5,154	4,742
Equity attributable to owners	292,236	102,381
Revenue	208,239	184,025
(Expenses) / Income (net)	(93,133)	(104,194)
Gain on Sale of Investments	118,476
Profit for the year	233,582	79,831
Other comprehensive income/(loss) for the year	179	172
Dividend paid to non-controlling interests	31,283
Dividend received to non-controlling interests		(46,582)
Net cash inflow from operating activities	31,380	73,575
Net cash inflow from investing activities	158,946	19,930
Net cash outflow from financing activities	(69,518)	(75,113)
Effects of foreign exchange rate fluctuations on cash and cash equivalents	56,949	8,574
Net cash inflow	₺ 177,757	₺ 26,966